Schedule of Non-cash Stock Compensation Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 9,031	$ 6,645	$ 24,043	$ 16,396
Direct costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	4,976	3,661	12,942	9,034
Selling, general and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 4,055	$ 2,984	$ 11,101	$ 7,362